SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH AUGUST 2002

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

08-07    GER    7100     5.2944       5.81	       Weeden & Co.
08-09    GER    4100     5.5520       6.30	       	""
08-12    GER    4000     5.6300       6.15	       	""
08-19    GER    3000     5.6600       6.50	       	""
08-20    GER    3000     5.7467       6.36	       	""
08-21    GER    1000     5.8220       6.54	       	""
08-22    GER    1500     5.9700       6.62	       	""
08-28    GER    6000     5.7418       6.25	       	""
08-29    GER    2500     5.5960       6.23	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          09/04/02